UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      February 14, 2011
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  21

Form 13F Information Table Value Total:	 $106,859
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

BABCOCK & WILCOX COMPANY CMN	COM	  05615F102    3,411 	133,290    SH		Sole		133,290    0	0
iPath S&P 500 VIX MID-TERM  	CALL	  06740C519	 131 	    750    SH	CALL	Sole		    750    0	0
BRIGHAM EXPLORATION COMPANY CMN	COM	  109178103    5,720 	210,000    SH		Sole		210,000    0	0
CAMERON INTERNATIONAL CORP CMN	COM	  13342B105    3,292 	 64,900    SH		Sole		 64,900    0	0
CHESAPEAKE ENERGY CORPORATION 	COM	  165167107    9,771 	377,127    SH		Sole		377,127    0	0
HALLIBURTON COMPANY CMN		COM	  406216101    2,042  	 50,000    SH		Sole		 50,000    0	0
KEY ENERGY SERVICES INC CMN	COM	  492914106    2,401 	185,013    SH		Sole		185,013    0	0
MASSEY ENERGY COMPANY CMN	COM	  576206106    4,829 	 90,000    SH		Sole		 90,000    0	0
MCDERMOTT INTL CMN		COM	  580037109   12,118 	585,683    SH		Sole		585,683    0	0
NEWFIELD EXPLORATION CO. CMN	COM	  651290108    3,700 	 51,312    SH		Sole		 51,312    0	0
OIL SERVICES HOLDRs 		PUT	  678002106       85 	    500    SH	PUT	Sole		    500    0	0
PATTERSON-UTI ENERGY, INC. 	COM	  703481101    1,978 	 91,800    SH		Sole		 91,800    0	0
RANGE RESOURCES CORPORATION CMN	COM	  75281A109    6,672 	148,330    SH		Sole		148,330    0	0
SANDRIDGE ENERGY, INC. CMN	COM	  80007P307   10,984  1,500,500    SH		Sole	      1,500,500    0	0
SOUTHWESTERN ENERGY CO. CMN	COM	  845467109    3,524  	 94,160    SH		Sole		 94,160    0	0
SWIFT ENERGY COMPANY CMN	COM	  870738101    8,512 	217,429    SH		Sole		217,429    0	0
ULTRA PETROLEUM CORP CMN	COM	  903914109   10,991 	230,084    SH		Sole		230,084    0	0
W&T OFFSHORE INC.		PUT	  92922P106	 364 	  2,750    SH	PUT	Sole		  2,750    0	0
WEATHERFORD INT'L CMN	 	REG	  H27013103    7,953 	348,802    SH		Sole		348,802    0	0
NOBLE CORPORATION (CH) CMN	NAMEN-AKT H5833N103    6,442 	180,102    SH		Sole		180,102    0	0
TRANSOCEAN LTD. CMN		REG SHS   H8817H100    1,939 	 27,895    SH		Sole		 27,895    0	0

